File No.
                                                                      333-144739



                    As filed with the SEC on June 13, 2007
                   U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-14

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective
                     Amendment No. __
                      Post-Effective Amendment No. 1
                       (Check appropriate box or boxes)


                             FEDERATED MDT FUNDS
              (Exact Name of Registrant as Specified in Charter)

                                1-800-341-7400
                       (Area Code and Telephone Number)
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                   (Address of Principal Executive Offices)


                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)


                                  Copies to:

                         Melanie C. Maloney, Esquire
                            Dickstein Shapiro LLP
                             1825 Eye Street, NW
                             Washington, DC 20006
                                (202) 828-2218

                         Acquisition of the assets of

                    FEDERATED CONSERVATIVE ALLOCATION FUND
                      FEDERATED MODERATE ALLOCATION FUND
                       FEDERATED GROWTH ALLOCATION FUND
            portfolios of Federated Managed Allocation Portfolios

                       By and in exchange for Shares of

                         FEDERATED MDT BALANCED FUND
                      a portfolio of Federated MDT Funds

           Approximate Date of Proposed Public Offering: As soon as
       practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

    Title of Securities Being Registered: Class A Shares and Class C Shares,
                               without par value,
                         of Federated MDT Balanced Fund

             It is proposed that this filing will become effective on August 23, 2007 pursuant to Rule 488.


No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.


PART C.     OTHER INFORMATION.

Item 15    Indemnification:
           ---------------

The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, by virtue of his being or having been a Trustee or officer of the Trust or his serving or having served as a trustee, director, officer, partner, or fiduciary of another trust, corporation, partnership, joint venture, or other enterprise at the request of the Trust, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses
(i) through (iv) being sometimes referred to herein as "disabling conduct").

Item 16.    Exhibits:

1.1 Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (1)
1.2 Conformed copies of Amendment No. 1 of the Amendment and Restated Declaration of Trust of the Registrant; (5)
1.3 Conformed copy of Amendment No. 2 of the Amended and Restated Declaration of Trust of the Registrant; (6)
2. Copy of Amended and Restated By-Laws of the Registrant; (1) 3. Not Applicable
4. Forms of Agreement and Plans of Reorganization are filed herewith as
            Exhibit A to the Proxy Statement/Prospectus
5.1         Not Applicable
6.1 Form of Investment Advisory Contract of the Registrant (Federated MidCap Growth Strategies Fund); (2)
6.2         Conformed copy of Investment Advisory Contract; (4)
6.3 Conformed copies of Investment Advisory Contract on behalf of the Registrant which includes Exhibit A-H; (5)
 7.1        Conformed copy of Distributor's Contract of the Registrant; (3)
 7.2 Conformed copies of the Distributor's Contract of the Registrant with Exhibit A through D; (5)
 7.3 Conformed copies of the Distributor's Contract Class B Shares of the Registrant; (3)
8.          Not Applicable
9.1         Conformed Copy of the Custodian Agreement of the Registrant; (3)
9.2         Conformed copy of Custodian Fee Schedule; (3)
9.3         Conformed copy of Custodian Fee Schedule; (5)
10.1        Conformed Copy of Distribution Plan of the Registrant; (3)
10.2 Conformed Copy of Distribution Plan of the Registrant with Exhibits A through D attached; (5)
10.3        Conformed Copy of Distribution Plan of the Registrant for Class B
            Shares; (5)
11.1 Conformed Copy of Opinion and Consent of Counsel as to legality of Shares being issued; (6)
12.1 Form of Opinion regarding tax consequences of Reorganization of Federated Conservative Allocation Fund ; (+)
12.2 Form of Opinion regarding tax consequences of Reorganization of Federated Moderate Allocation Fund; (+)
12.3 Form of Opinion regarding tax consequences of Reorganization of Federated Growth Allocation Fund;(+)
13.1 The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115)
13.2 Conformed copy of Agreement for Administrative Services between Registrant and Federated Administrative Services with Exhibit 1 and Amendments 1 through 4 attached; (5)
13.3 The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(viii)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2006 (File Nos. 33-60411 and 811-07309);
13.4 Conformed copy of Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company including First Amendment and Schedule A; (5)
13.5 The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission
            on July 27, 2005. (File Nos. 33-29838 and   811-5843);
13.6 Conformed copy of Financial Administration and Accounting Services Agreement between Registrant and State Street Bank and Trust Company; (5)
13.7 Conformed copy of Amended and Restated Services Agreement between Registrant and Federated Shareholder Services Company; (5)
13.8 Conformed copy of Principal Shareholder Servicer's Agreement between Registrant and Federated Securities Corp.; (5)
13.9 Conformed copy of Shareholder Services Agreement between Registrant and Federated Shareholder Services Company; (5)
14.1 Conformed copy of Consent of Independent Auditors for Federated MDT Series (+)
14.2 Conformed copy of Consent of Independent Auditors for Federated Managed Allocation Portfolios (6)
15.         Not Applicable
16.1        Conformed copy of Unanimous Consent of Trustees for Power of
            Attorney (+)
16.2        Conformed copy of Power of Attorney of the Registrant(+)
17.1        Form of Proxy (6)
17.2        Form of Ballot (6)
--------------------------------------------------------------------------------
+ Exhibit is being filed electronically with registration statement; indicate by footnote

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed May 25, 2006. (File Nos. 333-134468 and 811-21904).
2. Response is incorporated by reference to Registrant's Pre-effective Amendment #1 to its Initial Registration Statement on Form N-1A filed July 27, 2006. (File Nos. 333-134468 and
      811-21904)
3. Response is incorporated by reference to Registrant's Pre-effective Amendment #2 to its Initial Registration Statement on Form N-1A filed August 8, 2006. (File Nos. 333-134468 and
      811-21904)
4. Response is incorporated by reference to Registrant's Post-effective Amendment #1 to its Initial Registration Statement on Form N-1A filed November 29, 2006. (File Nos.
      333-134468 and 811-21904)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment #3 to its Initial Registration Statement of Form N-1A filed March 28, 2007. (File Nos.
      333-134468 and 811-21904
6. Response is incorporated by reference to Registrant's Post-Effective Amendment #4 to its Initial Registration Statement of Form N-1A filed July 20, 2007. (File Nos.
      333-134468 and 811-21904

Item 17.    Undertakings


      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.


      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED MDT SERIES, has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of October, 2007.

                             FEDERATED MDT SERIES

                  By: /s/ Todd P. Zerega
                  ----------------------
                  Todd P. Zerega, Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                       TITLE                  DATE
----                                       -----                  ----

By:   /s/ Todd P. Zerega            Attorney In Fact           October 30, 2007
      Todd P. Zerega                For the Persons
      ASSISTANT SECRETARY           Listed Below

NAME                                       TITLE
----                                       -----

John F. Donahue*                         Trustee

J.                                       Christopher Donahue* President and
                                         Trustee (Principal Executive Officer)

Richard A. Novak*                        Treasurer
                                         (Principal Financial Officer)

Thomas G. Bigley*                        Trustee

John T. Conroy, Jr.*                     Trustee

Nicholas P. Constantakis*                Trustee

John F. Cunningham*                      Trustee

Lawrence D. Ellis, M.D.*                 Trustee

Peter E. Madden*                         Trustee

Charles F. Mansfield, Jr.*               Trustee

John E. Murray, Jr., J.D., S.J.D.*       Trustee

Thomas M. O'Neil*                        Trustee

Marjorie P. Smuts*                       Trustee

John S. Walsh*                           Trustee

James F. Will*                           Trustee
* By Power of Attorney